PROVISIONS	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
PROVISIONS	PROVISIONS

	2022	2021
Labor and social security	443,938	207,196
Environmental restoration	712,760	653,567
Civil and other	150,453	244,360
Total	1,307,151	1,105,123
Changes in provisions are as follows:

	Labor and social security	Environmental restoration	Civil and other	Total
Balance as of January 1, 2021	294,248	852,951	286,067	1,433,266
Increases (*)	85,614	237,966	128,235	451,815
Gain on net monetary position	(106,683)	(276,700)	(129,167)	(512,550)
Decreases (**)	(65,983)	(160,650)	(40,775)	(267,408)
Balance as of December 31, 2021	207,196	653,567	244,360	1,105,123
Increases (*)	518,779	625,775	175,646	1,320,200
Gain on net monetary position	(187,124)	(399,209)	(128,630)	(714,963)
Decreases (**)	(94,913)	(167,373)	(140,923)	(403,209)
Balance as of December 31, 2022	443,938	712,760	150,453	1,307,151
(*)    The increase in the environmental provision includes the increase resulting from changes in the measurement of liabilities arising from the estimated restoration schedule and the discount rates used as of December 31, 2022 and 2021, respectively, the effect of which has adjusted the cost of the relevant assets.
(**)    It includes the uses of provisions for specific purposes.
The provision for labor and social security claims represents the present value of the best estimate of future cash flows that will be required for the Group to cover labor and social security litigations. All the provisioned claims are of a similar nature and none of them is individually significant.
Environmental provisions are the provisions made to afford the estimated expenses for the environmental recovery and restoration of the mining areas and the retirement of assets used in production activities.
The provision for civil and other claims represents the present value of the best estimate of future cash flows that will be required for the Group to cover tax, administrative and civil litigations. All the provisioned claims are of a similar nature and none of them is individually significant.
Based on management best estimates, and considering the opinion of the Company's external counsel, as of December 31, 2022, there are claims against the Group classified as possible contingencies. The potential risk amount of those claims is $1,837.0 million, mainly including $423.0 million related to tax contingencies, $169.0 million related to labor contingencies, and $1,245.0 million related to administrative, commercial and other proceedings. The Group has not recognized a provision for such possible claims, as it is not required under IFRS. As of the date of issuance of these consolidated financial statements, the Group understands there is no evidence to determine that other contingencies could materialize and have a negative impact on the consolidated financial statements.
In the normal course of business, the Group selects tax criteria and accounting positions based on a reasonable interpretation of applicable rules and regulations, also taking into consideration the opinion of its tax and legal advisors along with the evidence available up to the date of issuance of these consolidated financial statements. Nevertheless, there are situations where the assessment by a third party and the possible materialization of damage for the Group are uncertain. In such cases, the Group has not recognized a provision as it is not required by applicable accounting standards.